Other current liabilities, Summary of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities [Abstract]
Accrued expenses	$ 5,903,225	$ 814,965
Other short-term payables	4,589,986	64,386
Taxes and duties payable	1,235,830	5,662
Provision for unused vacation	423,788	5,269	$ 11,158
Accrued provision for warranties, current portion	208,257	0
Social security funds	84,048	14,097
Overtime provision	68,636	0
Total other current liabilities	$ 12,513,770	$ 904,379